April 30, 1998


                                 P H O E N I X



                                               ANNUAL REPORT

                                               o PHOENIX INCOME AND
                                                 GROWTH FUND







[PHOENIX LOGO] PHOENIX
               INVESTMENT PARTNERS

        Mutual funds are not insured by the FDIC; are not deposits or other obligations of a bank and are not guaranteed by a bank; and are subject to investment risks, including possible loss of the principal invested.

Chairman's Message

Dear Phoenix Funds Shareholder:

     I'm pleased to make you aware that we recently changed our corporate name to Phoenix Investment Partners, Ltd. We feel this new name better fits the growing investment management firm we have been building and reflects our commitment to partnership and excellence in serving the financial needs of investors like you.

     Over the past year, we have added several of the industry's most experienced and talented money managers to our team to provide you with a wider variety of quality investment products. Phoenix Investment Partners offers you access to the distinct investment styles of independent money managers across the U.S. and around the world:

     Aberdeen Fund Managers, Inc.
     Duff & Phelps Investment Management Co.
     Phoenix Investment Counsel, Inc.
     Roger Engemann & Associates, Inc.
     Seneca Capital Management LLC
     Classic Value group, led by Chris Bertelsen
     Quantitative Value group, led by Steve Colton and Dong Hao Zhang

     As always, we are committed to providing you with sound investments and outstanding service--now with even more choices, including value-style mutual funds. To learn more about our new partners and their distinctive investment styles, contact your financial advisor or call a marketing specialist at 1-800-243-4361.


                                  Sincerely,


                                  /s/ Philip R. McLoughlin


                                  Philip R. McLoughlin
                                  President, Phoenix Funds

                     [THIS PAGE INTENTIONALLY LEFT BLANK]

PHOENIX INCOME AND GROWTH FUND

INVESTOR PROFILE

     Phoenix Income and Growth Fund is designed for more conservative investors seeking current yield and conservation of capital as well as the potential for long-term capital appreciation.


INVESTMENT ADVISER'S REPORT

     The fiscal year ended April 30, 1998 was an unusually strong period for common stocks. The Standard & Poor's 500 Index returned 41.27%.* Bonds posted solid returns although not as spectacular as stocks, with the Lehman Brothers Aggregate Bond Index up 10.91%.**

     For the 12 months ended April 30, 1998, Phoenix Income and Growth Fund Class A and B shares posted double-digit returns of 21.87% and 21.03%, respectively, compared with 22.49% for the Fund's benchmark. The Fund's benchmark was changed from a composite index consisting of 55% Standard & Poor's 500 Index, 35% Lehman Brothers Aggregate Bond Index, and 10% 90-day T-bills to a composite index consisting of 40% Standard & Poor's 500 Index and 60% Lehman Brothers Aggregate Bond Index to more accurately reflect the Fund's asset allocation, which is set at 40% common stocks and 60% fixed-income securities. The return on Class A shares was within .62 percentage points of this asset allocation. All performance figures assume reinvestment of dividends and exclude the effect of sales charges.


Common Stock Summary

     Through December, highlights included the Fund's focus on energy technology issues, such as Nabors Industries, Diamond Offshore Drilling, and Noble Drilling. Other positive contributors included an overweighted position in the strongly performing cable industry as well as some individual holdings, such as Rite Aid and Home Depot.

     In December, a management change was made to a team approach. Steve Colton, formerly with American Century, leads the equity team, which employs a large-cap, value style that is highly diversified and attempts to return more than the S&P 500 with lower risk. As a result of the change, the number of holdings has been increased and sector concentration (notably energy) has been reduced. Since December, the equity portion has had success in auto stocks like Ford Motor Corp., drug stocks like Pfizer Inc. and brokerage stocks like Morgan Stanley, Dean Witter & Co.

Fixed-Income Summary

     The fixed-income portion of the portfolio is managed by a fixed-income team, using a multi-sector approach. Sector holdings have been opportunistically shifted over the past 12 months into the most undervalued sectors and out of sectors determined to be overvalued. Early in the year we were increasing our exposure to U.S. Treasuries due to historically tight credit spreads. Over the past six months, the Asian crisis has caused spreads to widen across all credit-sensitive sectors. We took advantage of this spread widening, increasing our exposure to investment-grade corporates, taxable municipals, commercial mortgage-backed securities and emerging markets.


OUTLOOK

     At the time this report is being prepared, we have entered a period of stock market volatility. Troubles in Asian countries like Indonesia and South Korea, slowing S&P 500 earnings growth, and tight labor markets are among the top concerns of market fore-

Phoenix Income and Growth Fund
--------------------------------------------------------------------------------

casters. Offsetting these concerns are such factors as strong flows into equity mutual funds by aging baby-boomers saving for their retirement, merger activity, low inflation and interest rates, and global competitiveness of large U.S. corporations. Our equity holdings are currently emphasizing the financial services sector, which is benefiting from a strong fundamental environment and merger activity, and the consumer cyclical sector, which is benefiting from strong employment growth and consumer confidence.

     The fixed-income segment of the portfolio is positioned well for the new fiscal year. The average credit quality is A+ and the duration is 4.8 years, approximately equal to the Lehman Brothers Aggregate Bond Index. The sector allocation is well balanced with exposure to the conventional core sectors, such as investment-grade corporates and agency mortgage-backed securities, and enhanced core sectors, such as taxable municipals, commercial mortgage-backed securities, non-agency residential mortgage-backed securities, and emerging-market debt.












 *The Standard & Poor's 500 Index is an unmanaged, commonly used measure of stock market performance. The Index is not available for direct investment.

**The Lehman Brothers Aggregate Bond Index is an unmanaged, commonly used measure of bond market performance. The Index is not available for direct investment.

Phoenix Income and Growth Fund
--------------------------------------------------------------------------------


[Tabular representation of line chart]




                         Income and Growth              S&P 500               New Balanced            Old Balanced
                           Fund-Class A               Stock Index*            Benchmark***             Benchmark**
                         -----------------            ------------            ------------            -------------

4/30/88                      9525                       10000                     10000                   10000
4/30/89                     11600                       12270                     11372                   11593
4/30/90                     12131                       13550                     12484                   12745
4/30/91                     13902                       15939                     14539                   14791
4/30/92                     16165                       18165                     16340                   16600
4/30/93                     18554                       19844                     18252                   18274
4/30/94                     19182                       20904                     18739                   18928
4/30/95                     20324                       24557                     20864                   21321
4/30/96                     24188                       31992                     24392                   25543
4/30/97                     26832                       40055                     27854                   29815
4/30/98                   $32,699                     $56,585                   $34,118                 $37,680











   Average Annual Total Returns
   for Periods Ending 4/30/98

                                                                                         From Inception
                                                                                            1/3/92 to
                                                 1 Year       5 Years      10 Years          4/30/98
          -----------------------------------------------------------------------------------------------
          Class A with 4.75% sales charge         16.10%        10.93%       12.58%              --
          -----------------------------------------------------------------------------------------------
          Class A at net asset value              21.87%        12.00%       13.12%              --
          -----------------------------------------------------------------------------------------------
          Class B with CDSC                       17.03%        11.19%          --%           11.49%
          -----------------------------------------------------------------------------------------------
          Class B at net asset value              21.03%        11.19%          --%           11.49%
          -----------------------------------------------------------------------------------------------
          New Balanced Benchmark***               22.49%        13.33%       13.06%           12.30%****
          -----------------------------------------------------------------------------------------------
          Old Balanced Benchmark**                26.38%        15.57%       14.19%           13.84%****
          -----------------------------------------------------------------------------------------------
          S&P 500 Stock Index*                    41.27%        23.32%       18.92%           20.84%****
          -----------------------------------------------------------------------------------------------

This chart assumes an initial investment of $10,000 made on April 30, 1988 for Class A shares. The total return for Class A shares reflects the maximum sales charge of 4.75% on the initial investment and assumes reinvestment of dividends and capital gains. Class B share performance will be greater or less than that shown based on differences in inception date, fees and sales charges. The total return (since inception 1/3/92) for Class B shares reflects the 5% contingent deferred sales charge (CDSC), which is applicable on all shares redeemed during the 1st year after purchase and 4% for all shares redeemed during the 2nd year after purchase (scaled down to 3%--3rd year; 2%--4th and 5th year and 0% thereafter). Returns indicate past performance, which is not predictive of future performance. Investment return and net asset value will fluctuate, so that your shares, when redeemed, may be worth more or less than the original cost.

Foreign investing involves special risks, such as currency fluctuation and less public disclosure as well as economic and political risks.

   *The S&P 500 Stock Index is an unmanaged but commonly used measure of stock total return performance. The S&P 500's performance does not reflect sales charges.
  **The Balanced Benchmark is calculated based upon the performance of the following indices: 55% S&P 500/35% Lehman Brothers Aggregate Bond Index/10% U.S. Treasury bills and is produced by Frank Russell Company. The index's performance does not reflect sales charges.
 ***The Balanced Benchmark is calculated based upon the performance of the following indices: 40% S&P 500/60% Lehman Brothers Aggregate Bond Index and is produced by Frank Russell Company. The index's performance does not reflect sales charges.
****Index information from 1/1/92 to 4/30/98.

Phoenix Income and Growth Fund
------------------------------------------------------

                         INVESTMENTS AT APRIL 30, 1998

                                                               STANDARD
                                                               & POOR'S      PAR
                                                                RATING      VALUE
                                                              (UNAUDITED)   (000)       VALUE
                                                              -----------  --------  ------------
U.S. GOVERNMENT SECURITIES--9.7%
U.S. TREASURY NOTES--9.7%
  U.S. Treasury Notes 5.375%, 1/31/00.......................  AAA           $51,250  $ 51,080,357
  U.S. Treasury Notes 5.50%, 3/31/00........................  AAA            17,000    16,977,728
  U.S. Treasury Notes 5.50%, 1/31/03........................  AAA             5,680     5,642,682
  U.S. Treasury Notes 6.125%, 8/15/07.......................  AAA             5,850     6,005,552
                                                                                     ------------
TOTAL U.S. GOVERNMENT
  (Identified cost $80,014,366)....................................................    79,706,319
                                                                                     ------------
AGENCY MORTGAGE-BACKED SECURITIES--3.8%
  GNMA 6.50%, '23-'24.......................................  AAA            27,135    27,041,574
  FNMA 98-M4, C 6.527%, 5/25/30.............................  AAA             4,000     4,028,750
                                                                                     ------------
TOTAL AGENCY MORTGAGE-BACKED SECURITIES
  (Identified cost $30,335,138)....................................................    31,070,324
                                                                                     ------------
MUNICIPAL BONDS--8.4%
CALIFORNIA--4.3%
  California State Department Water System Series S 5%,
    12/1/29.................................................  AA              1,700     1,612,875
  Fresno County Pension Obligation Taxable 6.21%, 8/15/06...  AAA             5,600     5,551,000
  Kern County Pension Obligation Taxable 7.26%, 8/15/14.....  AAA             4,500     4,770,000
  Long Beach Pension Obligation Taxable 6.87%, 9/1/06.......  AAA             3,000     3,116,250
  Los Angles County Public Works 5.125%, 12/1/29............  AAA             2,560     2,464,000
  Orange County Pension Obligation Series A Taxable 7.62%,
    9/1/08..................................................  AAA             4,520     4,926,800
  Sacramento County 95-A Pension Taxable 6.625%, 8/15/06....  AAA             3,400     3,489,250
  San Bernardino County Pension Obligation Revenue Taxable
    6.87%, 8/1/08...........................................  AAA             1,335     1,378,388

                                                               STANDARD
                                                               & POOR'S      PAR
                                                                RATING      VALUE
                                                              (UNAUDITED)   (000)       VALUE
                                                              -----------  --------  ------------
CALIFORNIA--CONTINUED
  San Bernardino County Pension Obligation Revenue Taxable
    6.94%, 8/1/09...........................................  AAA            $3,625  $  3,760,937
  Sonoma County Pension Obligation 6.625%, 6/1/13...........  AAA             1,700     1,706,375
  Ventura County Pension Obligation Taxable 6.54%,
    11/1/05.................................................  AAA             2,200     2,241,250
                                                                                     ------------
                                                                                       35,017,125
                                                                                     ------------
FLORIDA--0.2%
  Florida Department of Transportation 5%, 7/1/27...........  AA+             2,050     1,957,750
                                                                                     ------------
ILLINOIS--0.5%
  Illinois Educational Facilities Authority Revenue--Loyola
    University Series A Taxable 7.84%, 7/1/24...............  AAA             3,410     3,661,487
                                                                                     ------------
MASSACHUSETTS--0.4%
  Massachusetts State Port Authority Revenue 6.05%,
    7/1/02..................................................  AA-             1,575     1,567,125
  Massachusetts State Water Authority 5%, 8/1/24............  AAA             2,050     1,947,500
                                                                                     ------------
                                                                                        3,514,625
                                                                                     ------------
NEW YORK--0.9%
  New York State Taxable 6.40%, 3/1/08......................  AAA             7,460     7,460,000
                                                                                     ------------
PENNSYLVANIA--0.5%
  Pittsburgh Pension Taxable 6.5%, 3/1/17...................  AAA             4,250     4,127,813
                                                                                     ------------
TEXAS--1.3%
  Dallas-Fort Worth Airport 6.40%, 11/1/06..................  AAA             4,415     4,426,038
  Dallas-Fort Worth Taxable 6.40%, 11/1/07..................  AAA             1,200     1,200,000
  Houston Water & Sewer Ref-Jr Series D 5%, 12/1/25.........  AAA             2,560     2,435,200
  Texas Taxable Veterans Series B 6.05%, 12/1/02............  AA              3,000     2,973,750
                                                                                     ------------
                                                                                       11,034,988
                                                                                     ------------
WASHINGTON--0.3%
  Washington State Series E Taxable 5%, 7/1/22..............  AA+             2,560     2,416,000
                                                                                     ------------
TOTAL MUNICIPAL BONDS
  (Identified cost $68,283,968)....................................................    69,189,788
                                                                                     ------------

4                      See Notes to Financial Statements

PHOENIX INCOME AND GROWTH FUND
------------------------------------------------------

                                                               STANDARD
                                                               & POOR'S      PAR
                                                                RATING      VALUE
                                                              (UNAUDITED)   (000)       VALUE
                                                              -----------  --------  ------------
ASSET-BACKED SECURITIES--4.4%
  AESOP Funding II LLC 97-1, A2 144A 6.40%, 10/20/03 (b)....  AAA            $5,000  $  5,060,938
  Associates Manufactured Housing Pass Through 97-2 A6
    7.075%, 3/15/28.........................................  AAA             1,500     1,521,562
  Capita Equipment Receivables Trust 97-1B, 6.45%,
    8/15/02.................................................  A+              3,500     3,541,562
  Chase Credit Card Master Trust 1997-2A 6.30%, 4/15/03.....  AAA             5,000     5,028,320
  Discover Card Master Trust I 98-4, A 5.75%, 10/16/03......  AAA             2,000     1,987,578
  Fleetwood Credit Corp. 96-B, A 6.90%, 3/15/12.............  AAA             1,822     1,839,303
  Green Tree Financial Corp. 96-2, M1 7.60%, 4/15/27........  AA-             3,325     3,456,961
  Green Tree Financial Corp. 96-4, A6 7.40%, 6/15/27........  AAA             1,515     1,573,470
  Newcourt Receivables Asset Trust 1997-1 A3 6.11%,
    5/21/01.................................................  AAA             4,600     4,610,063
  Premier Auto Trust 98-1, A-4 5.70%, 10/6/02...............  AAA             2,500     2,485,156
  Wings Commercial Loan Master Trust I 98-A2 144A 5.918%,
    3/20/08 (b)(e)..........................................  AAA             5,000     5,004,688
                                                                                     ------------
TOTAL ASSET-BACKED SECURITIES
  (Identified cost $30,797,464)....................................................    36,109,601
                                                                                     ------------
CORPORATE BONDS--8.2%
BROADCASTING (TELEVISION RADIO CABLE)--0.4%
  Turner Broadcasting 8.375%, 7/1/13........................  BBB-            3,000     3,382,500
                                                                                     ------------
COMMUNICATIONS EQUIPMENT--0.6%
  Panamsat Corp. 144A 6.125%, 1/15/05 (b)...................  A-              5,000     4,881,250
                                                                                     ------------
CONSUMER FINANCE--0.6%
  Ford Motor Credit 6%, 1/14/03.............................  A               5,000     4,962,500
                                                                                     ------------
DIVERSIFIED MISCELLANEOUS--1.2%
  IBJ Preferred Capital Co. LLC 144A 8.79%,
    12/29/49 (b)(e).........................................  BBB-            4,880     4,626,103
  SB Treasury Co. 144A 9.125%, 12/29/49 (b)(e)..............  BBB-            4,880     5,032,500
                                                                                     ------------
                                                                                        9,658,603
                                                                                     ------------
                                                               STANDARD
                                                               & POOR'S      PAR
                                                                RATING      VALUE
                                                              (UNAUDITED)   (000)       VALUE
                                                              -----------  --------  ------------
HEALTH CARE--DIVERSIFIED--0.6%
  McKesson Corp. 144A 6.40%, 3/1/08 (b).....................  A-            $ 5,100  $  5,023,500
                                                                                     ------------
HOSPITAL MANAGEMENT--0.7%
  Tenet Healthcare Corp. Sr. Note 9.625%, 9/1/02............  Ba(d)           5,000     5,631,250
                                                                                     ------------
INVESTMENT BANKING/BROKERAGE--0.6%
  Merrill Lynch & Co. 6%, 2/12/03...........................  AA-             5,000     4,962,500
                                                                                     ------------
MEDICAL PRODUCTS & SUPPLIES--0.6%
  Boston Scientific 6.625% 3/15/05..........................  A-              4,925     4,937,313
                                                                                     ------------
PAPER & FOREST PRODUCTS--0.6%
  Buckeye Cellulose Corp. 8.5%, 12/15/05....................  BB-             5,000     5,112,500
                                                                                     ------------
REITS--0.4%
  Meditrust Corp. Notes 7.375%, 7/15/00.....................  BBB-            3,000     3,052,500
                                                                                     ------------
RETAIL (FOOD CHAINS)--0.5%
  Fred Meyer 7.45%, 3/1/08..................................  BB+             4,000     4,000,000
                                                                                     ------------
TELEPHONE--0.6%
  Century Telephone Enterprises 6.30%, 1/15/08..............  BBB+            5,000     4,925,000
                                                                                     ------------
TEXTILES (APPAREL)--0.6%
  Westpoint Stevens 8.75%, 12/15/01.........................  BB              5,000     5,418,750
                                                                                     ------------
TRUCKS & PARTS--0.2%
  Cummins Engine 6.45%, 3/1/05..............................  BBB+            1,650     1,637,625
                                                                                     ------------
TOTAL CORPORATE BONDS
  (Identified cost $66,889,861)....................................................    67,585,791
                                                                                     ------------
NON-AGENCY MORTGAGE BACKED SECURITIES--13.0%
  CS First Boston Corp. 97-SPCE, D 144A 7.332%, 4/20/08
    (b).....................................................  BBB(d)          4,039     4,066,768
  CS First Boston Mortgage Securities Corp. 97-C2, B 6.72%,
    11/17/07................................................  Aa(d)          11,000    11,144,375
  DLJ Mortgage Acceptance Corp. 96-CF1, A1B 144A 7.58%,
    2/12/06 (b).............................................  AAA             4,400     4,677,750
  DLJ Mortgage Acceptance Corp. 97-CF2, B2 144A 7.14%,
    11/15/08 (b)............................................  BBB-            5,000     5,010,938
  First Union Lehman Brothers 97-C1, B 7.43%, 4/18/07.......  Aa(d)           2,500     2,625,781

                       See Notes to Financial Statements                       5

PHOENIX INCOME AND GROWTH FUND
------------------------------------------------------

                                                               STANDARD
                                                               & POOR'S      PAR
                                                                RATING      VALUE
                                                              (UNAUDITED)   (000)       VALUE
                                                              -----------  --------  ------------
NON-AGENCY MORTGAGE BACKED SECURITIES--CONTINUED
  G.E. Capital Mortgage Services, Inc. 94-9, M 6.50%,
    2/25/24.................................................  AA            $11,415  $ 11,182,838
  G.E Capital Mortgage Services, Inc. 1996-4 A5 7%,
    3/25/26.................................................  AAA             8,820     8,837,446
  G.E. Capital Mortgage Services, Inc. 96-8, M 7.25%,
    5/25/26.................................................  AA                490       500,736
  G.E. Capital Mortgage Services, Inc. 97-1, A14 7.50%,
    3/25/27.................................................  AAA             5,000     5,062,500
  GMAC Commercial Mortgage Securities, Inc. 97-B, C-2
    6.703%, 12/15/07........................................  Aa(d)           7,000     7,063,437
  Lehman Large Loan 97-L11, B 6.95%, 3/12/07................  AA              4,340     4,462,062
  Nationslink Funding Corp. 96-1, B 7.69%, 12/20/05.........  AA              1,500     1,586,250
  New Century Home Equity Loan Trust 6.78%, 8/25/25.........  AAA             5,750     5,764,375
  Prudential Home Mortgage Securities 94-15, M 6.80%,
    5/25/24.................................................  Aa(d)           8,350     8,300,802
  Prudential Home Mortgage Securities 144A 96-A B1 7.9584%,
    5/28/26 (b).............................................  NR              2,525     2,365,609
  Residential Asset Securitization Trust 96-A8, A1 8%,
    12/25/26................................................  AAA             1,925     1,937,064
  Residential Funding Mortgage Securities I 96-S1, A11
    7.10%, 1/25/26..........................................  AAA             2,800     2,821,000
  Residential Funding Mortgage Securities I 96-S4, M1 7.25%,
    2/25/26.................................................  AA              3,915     3,948,387
  Securitized Asset Sales 93-J 2B 6.807%, 11/28/23..........  A(d)            4,420     4,429,569
  Structured Asset Securities Corp. 95-C4, B 7%, 6/25/26....  AA              5,198     5,239,937
  Triangle Funding Ltd. 97-3A, 1B 144A 5.846%, 10/15/05
    (b)(e)..................................................  AA              5,650     5,639,406
                                                                                     ------------
TOTAL NON-AGENCY MORTGAGE BACKED SECURITIES
  (Identified cost $109,915,438)...................................................   106,667,030
                                                                                     ------------
FOREIGN GOVERNMENT SECURITIES--10.6%
ARGENTINA--1.3%
  Republic of Argentina 9.75%, 9/19/27......................  BB              3,750     3,620,625
                                                               STANDARD
                                                               & POOR'S      PAR
                                                                RATING      VALUE
                                                              (UNAUDITED)   (000)       VALUE
                                                              -----------  --------  ------------
ARGENTINA--CONTINUED
  Republic of Argentina Bearer FRB 6.625%, 3/31/05 (e)......  BB            $ 8,156  $  7,493,095
                                                                                     ------------
                                                                                       11,113,720
                                                                                     ------------
BRAZIL--0.9%
  Republic of Brazil NMB-L 6.688%, 4/15/09 (e)..............  BB-             9,075     7,651,359
                                                                                     ------------
BULGARIA--0.5%
  Bulgaria FLIRB-A Bearer Euro 2.25%, 7/28/12 (e)...........  B(d)            6,105     4,105,612
                                                                                     ------------
COLOMBIA--0.9%
  Republic of Colombia 7.625%, 2/15/07......................  BBB-            8,000     7,495,520
                                                                                     ------------
CROATIA--0.9%
  Croatia Series B 6.50%, 7/31/06 (e).......................  BBB-            3,698     3,395,035
  Croatia Series A 6.50%, 7/31/10 (e).......................  BBB-            4,300     3,818,937
                                                                                     ------------
                                                                                        7,213,972
                                                                                     ------------
ECUADOR--0.5%
  Ecuador Bearer PDI Euro, PIK interest capitalization
    6.625%, 2/27/15 (e).....................................  BB              2,114     1,352,346
  Ecuador Registered PDI Euro, PIK interest capitalization,
    6.625%, 2/27/15 (e).....................................  BB              3,811     2,437,782
                                                                                     ------------
                                                                                        3,790,128
                                                                                     ------------
KOREA--0.3%
  Republic of Korea 8.875%, 4/15/08.........................  BB+             2,300     2,267,800
                                                                                     ------------
MEXICO--1.3%
  United Mexican States Global Bond 11.50%, 5/15/26.........  BB              9,160    11,049,250
                                                                                     ------------
PANAMA--1.3%
  Republic of Panama 8.875%, 9/30/27........................  BB+            11,275    11,043,863
                                                                                     ------------
PERU--0.5%
  Peru PDI 4%, 3/7/17 (e)...................................  BB              5,745     3,924,553
                                                                                     ------------
POLAND--1.3%
  Poland Bearer PDI 4%, 10/27/14 (e)........................  BBB-            5,500     5,032,500
  Poland Registered PDI 4%, 10/27/14 (e)....................  BBB-            6,100     5,581,500
                                                                                     ------------
                                                                                       10,614,000
                                                                                     ------------

6                      See Notes to Financial Statements

PHOENIX INCOME AND GROWTH FUND
------------------------------------------------------

                                                               STANDARD
                                                               & POOR'S      PAR
                                                                RATING      VALUE
                                                              (UNAUDITED)   (000)       VALUE
                                                              -----------  --------  ------------
RUSSIA--0.5%
  Russia IAN Series US 144A 6.719%, 12/15/15 (b)(e).........  NR             $5,545  $  3,995,866
                                                                                     ------------
VENEZUELA--0.4%
  Republic of Venezuela 9.25%, 9/15/27......................  B+              4,155     3,670,943
                                                                                     ------------
TOTAL FOREIGN GOVERNMENT SECURITIES
  (Identified cost $83,968,802)....................................................    87,936,586
                                                                                     ------------
FOREIGN CORPORATE BONDS--0.6%
ARGENTINA--0.2%
  Telefonica De Argentina 144A 9.125%, 5/7/08 (b)...........  BBB-            1,450     1,457,250
                                                                                     ------------
CHILE--0.4%
  Compania Sud Amer Vapore 144A 7.375%, 12/8/03 (b).........  BBB               580       571,300
  Petropower I Funding 144A 7.36%, 2/15/14 (b)..............  BBB             2,400     2,380,920
                                                                                     ------------
                                                                                        2,952,220
                                                                                     ------------
TOTAL FOREIGN CORPORATE BONDS
  (Identified cost $4,410,166).....................................................     4,409,470
                                                                                     ------------

                                                                          SHARES
                                                                         --------
COMMON STOCKS--37.8%
AEROSPACE & DEFENSE--0.8%
  General Dynamics Corp.....................................             138,800      5,864,300
  Gulfstream Aerospace Corp. (c)............................               4,400        184,525
  Sundstrand Corp...........................................               9,300        642,281
  Thiokol Corp..............................................               4,000        215,500
                                                                                   ------------
                                                                                      6,906,606
                                                                                   ------------
AIRLINES--0.5%
  AMR Corp. (c).............................................              26,500      4,037,937
                                                                                   ------------
AUTOMOBILES--1.4%
  Chrysler Corp.............................................              47,500      1,908,906
  Ford Motor Co.............................................             181,600      8,319,550
  General Motors Corp.......................................              20,400      1,374,450
                                                                                   ------------
                                                                                     11,602,906
                                                                                   ------------
BANKS (MAJOR--REGIONAL)--1.4%
  Banc One Corp.............................................             109,400      6,434,087
  NationsBank Corp..........................................              66,900      5,067,675
  UnionBanCal Corp..........................................               2,800        288,400
                                                                                   ------------
                                                                                     11,790,162
                                                                                   ------------
BANKS (MONEY CENTER)--2.3%
  BankAmerica Corp..........................................              68,900      5,856,500
  Bankers Trust Corp........................................              31,900      4,119,087
  Chase Manhattan Corp......................................              36,500      5,057,531


                                                                          SHARES      VALUE
                                                                         --------  ------------
BANKS (MONEY CENTER)--CONTINUED
  Citicorp..................................................              23,700   $  3,566,850
                                                                                   ------------
                                                                                     18,599,968
                                                                                   ------------
BEVERAGES (ALCOHOLIC)--0.1%
  Adolph Coors Co. Cl B.....................................              11,500        411,125
                                                                                   ------------
BEVERAGES (NON-ALCOHOLIC)--0.2%
  PepsiCo, Inc..............................................              32,000      1,270,000
                                                                                   ------------
BUILDING MATERIALS--0.1%
  Fleetwood Enterprises.....................................               8,200        378,737
                                                                                   ------------
CHEMICAL--1.9%
  Dow Chemical Co...........................................             107,000     10,345,562
  Du Pont (E.I.) de Nemours & Co............................              60,000      4,368,750
  Lyondell Petrochemical Co.................................              22,900        752,837
                                                                                   ------------
                                                                                     15,467,149
                                                                                   ------------
CHEMICAL--SPECIALTY--0.1%
  Dexter Corp...............................................               9,400        388,337
                                                                                   ------------
COMMUNICATIONS EQUIPMENT--0.6%
  Lucent Technologies, Inc..................................              62,000      4,719,750
  Tellabs, Inc. (c).........................................               6,700        474,862
                                                                                   ------------
                                                                                      5,194,612
                                                                                   ------------
COMPUTER SOFTWARE & SERVICES--1.8%
  Autodesk, Inc.............................................              15,400        723,800
  Computer Associates International, Inc....................              46,400      2,717,300
  Electronic Data Systems Corp..............................               5,400        232,200
  Microsoft Corp. (c).......................................             123,500     11,130,437
                                                                                   ------------
                                                                                     14,803,737
                                                                                   ------------
COMPUTERS (HARDWARE)--1.7%
  Compaq Computer Corp......................................              46,800      1,313,325
  Dell Computer Corp. (c)...................................              10,000        807,500
  Hewlett Packard Co........................................              48,500      3,652,656
  International Business Machines Corp......................              66,900      7,752,037
  Sun Microsystems, Inc. (c)................................              15,200        626,050
                                                                                   ------------
                                                                                     14,151,568
                                                                                   ------------
COMPUTERS (PERIPHERALS)--0.2%
  EMC Corp..................................................              43,600      2,011,050
                                                                                   ------------
CONSUMER GOODS (JEWELRY NOVELTIES GIFTS)--0.2%
  Jostens, Inc..............................................              69,400      1,643,912
                                                                                   ------------
DRUGS--MAJOR PHARMACEUTICALS--2.8%
  Lilly (Eli) & Co..........................................              68,200      4,744,162
  Merck & Co., Inc..........................................              50,000      6,025,000
  Pfizer, Inc...............................................             103,100     11,734,069
  Schering Plough Corp......................................               9,200        737,150
                                                                                   ------------
                                                                                     23,240,381
                                                                                   ------------

                       See Notes to Financial Statements                       7

PHOENIX INCOME AND GROWTH FUND
------------------------------------------------------

                                                                          SHARES      VALUE
                                                                         --------  ------------
ELECTRIC COMPANIES--1.3%
  CMS Energy Corp...........................................              16,900   $    738,319
  Consolidated Edison, Inc..................................              81,300      3,678,825
  Dominion Resources, Inc...................................              37,600      1,487,550
  Enova Corp................................................              84,900      2,271,075
  FPL Group, Inc............................................              35,600      2,209,425
  Minnesota Power & Light Co................................              16,900        688,675
                                                                                   ------------
                                                                                     11,073,869
                                                                                   ------------
ELECTRICAL EQUIPMENT--0.1%
  General Electric Co.......................................               9,200        783,150
                                                                                   ------------
ELECTRONICS (DEFENSE)--0.2%
  Raytheon Co. Class B......................................              28,700      1,626,931
                                                                                   ------------
ELECTRONICS (SEMICONDUCTORS)--0.1%
  Intel Corp................................................              13,700      1,107,131
                                                                                   ------------
ENGINEERING & CONSTRUCTION--0.4%
  Vulcan Materials Co.......................................              30,500      3,509,406
                                                                                   ------------
FINANCIAL (DIVERSIFIED)--1.7%
  American Express Co.......................................               7,100        724,200
  Federal National Mortgage Association.....................              15,100        904,112
  Greenpoint Financial Corp.................................              15,600        619,125
  Imperial Bancorp (c)......................................              27,400        803,162
  Morgan Stanley Dean Witter & Co...........................             143,200     11,294,900
                                                                                   ------------
                                                                                     14,345,499
                                                                                   ------------
FOOD--0.5%
  Hormel Foods Corp.........................................              10,000        340,000
  Quaker Oats Co............................................              47,200      2,454,400
  Richfood Holdings Inc.....................................              51,500      1,413,031
  Smithfield Foods, Inc. (c)................................               6,900        209,587
                                                                                   ------------
                                                                                      4,417,018
                                                                                   ------------
HEALTH CARE (MANAGED CARE)--0.1%
  Wellpoint Health Network (c)..............................              11,900        858,288
                                                                                   ------------
HEALTH CARE--DIVERSIFIED--1.2%
  Bristol-Myers Squibb Co...................................              10,600      1,122,275
  McKesson Corp.............................................              67,200      4,750,200
  Warner-Lambert Co.........................................              21,500      4,067,531
                                                                                   ------------
                                                                                      9,940,006
                                                                                   ------------
HOUSEHOLD PRODUCTS (NON-DURABLES)--0.1%
  Colgate-Palmolive Co......................................              10,400        932,750
                                                                                   ------------
INSURANCE (MULTI-LINE)--1.8%
  Conseco, Inc..............................................              21,100      1,047,088
  Equitable Companies, Inc..................................              51,100      3,136,263
  Hartford Financial Services Group.........................              35,600      3,942,700
  Travelers Group, Inc......................................             103,800      6,351,263
                                                                                   ------------
                                                                                     14,477,314
                                                                                   ------------
                                                                          SHARES      VALUE
                                                                         --------  ------------
INSURANCE (PROPERTY--CASUALTY)--0.6%
  Allstate Corp.............................................              44,700   $  4,302,375
  St. Paul Co., Inc.........................................              11,500        974,625
                                                                                   ------------
                                                                                      5,277,000
                                                                                   ------------
INVESTMENT BANKING/BROKERAGE--0.3%
  Merrill Lynch & Co., Inc..................................              25,700      2,255,175
                                                                                   ------------
LEISURE TIME PRODUCTS--0.2%
  Mattel, Inc...............................................              36,300      1,390,744
                                                                                   ------------
MACHINERY (DIVERSIFIED)--1.2%
  Caterpillar, Inc..........................................              65,300      3,718,019
  Deere & Co................................................              77,600      4,534,750
  Ingersoll-Rand Co.........................................              31,600      1,455,575
                                                                                   ------------
                                                                                      9,708,344
                                                                                   ------------
MANUFACTURING (DIVERSIFIED)--1.8%
  Eaton Corp................................................              24,300      2,244,713
  National Service Industries...............................              41,900      2,267,838
  Teleflex, Inc.............................................               5,700        242,250
  Tredegar Industries.......................................              12,500        978,906
  United Technologies Corp..................................              95,900      9,440,156
                                                                                   ------------
                                                                                     15,173,863
                                                                                   ------------
MEDICAL PRODUCTS & SUPPLIES--0.4%
  Baxter International, Inc.................................              53,000      2,938,188
  PSS World Medical, Inc. (c)...............................              10,000        224,375
                                                                                   ------------
                                                                                      3,162,563
                                                                                   ------------
NATURAL GAS--1.1%
  Columbia Energy Group.....................................              45,400      3,688,750
  Eastern Enterprises.......................................              50,000      2,118,750
  New Jersey Resources Corp.................................              58,300      2,200,825
  Washington Gas Light Co...................................              39,700      1,079,344
                                                                                   ------------
                                                                                      9,087,669
                                                                                   ------------
OIL & GAS (DRILLING & EQUIPMENT)--1.1%
  BJ Services Co. (c).......................................              99,800      3,742,500
  Camco International, Inc..................................               1,900        128,963
  Dresser Industries, Inc...................................               2,200        116,325
  Halliburton Co............................................              10,400        572,000
  Rowan Companies, Inc. (c).................................              96,800      2,849,550
  Schlumberger Ltd..........................................              23,000      1,906,125
                                                                                   ------------
                                                                                      9,315,463
                                                                                   ------------
OIL & GAS (EXPLORATION & PRODUCTION)--0.9%
  Equitable Resources, Inc..................................             128,700      4,182,750
  K N Energy, Inc...........................................              51,800      3,040,013
  MDU Resources Group, Inc..................................              10,300        357,281
                                                                                   ------------
                                                                                      7,580,044
                                                                                   ------------
PAPER & FOREST PRODUCTS--0.0%
  Bowater, Inc..............................................               2,100        117,469
                                                                                   ------------

8                      See Notes to Financial Statements

PHOENIX INCOME AND GROWTH FUND
------------------------------------------------------

                                                                          SHARES      VALUE
                                                                         --------  ------------
PERSONAL CARE--0.1%
  Estee Lauder Companies-Class A............................               7,100   $    471,706
                                                                                   ------------
PROFESSIONAL SERVICES--0.0%
  Valassis Communications, Inc. (c).........................               3,900        153,075
                                                                                   ------------
REITS--0.6%
  IRT Property Co...........................................             134,900      1,568,213
  Meditrust Companies.......................................             115,709      3,478,510
                                                                                   ------------
                                                                                      5,046,723
                                                                                   ------------
RETAIL (BUILDING SUPPLIES)--0.1%
  Home Depot, Inc...........................................              12,400        863,350
                                                                                   ------------
RETAIL (COMPUTERS & ELECTRONICS)--0.1%
  Tandy Corp................................................               7,200        358,200
                                                                                   ------------
RETAIL (DEPARTMENT STORES)--0.3%
  Federated Department Stores, Inc. (c).....................              25,000      1,229,688
  Penny (J.C.) Co., Inc.....................................              17,400      1,236,488
                                                                                   ------------
                                                                                      2,466,176
                                                                                   ------------
RETAIL (DRUG STORES)--0.1%
  CVS Corp..................................................               3,600        265,500
  Rite Aid Corp.............................................               2,200         70,675
                                                                                   ------------
                                                                                        336,175
                                                                                   ------------
RETAIL (FOOD CHAINS)--0.2%
  Albertson's Inc...........................................              25,700      1,285,000
                                                                                   ------------
RETAIL (GENERAL MERCHANDISE)--0.9%
  CompUSA, Inc. (c).........................................              25,000        464,063
  Dayton Hudson Corp........................................              13,000      1,135,063
  Fingerhut Companies, Inc..................................              32,500        962,813
  Ross Stores, Inc..........................................              15,000        694,688
  Wal-Mart Stores, Inc......................................              82,000      4,146,125
                                                                                   ------------
                                                                                      7,402,752
                                                                                   ------------
RETAIL (SPECIALTY--APPAREL)--0.0%
  TJX Co., Inc..............................................               5,000        221,250
                                                                                   ------------
SERVICES (ADVERTISING/MARKETING)--0.8%
  Interpublic Group of Companies, Inc.......................              15,900      1,015,613
  Omnicom Group, Inc........................................             121,200      5,741,850
                                                                                   ------------
                                                                                      6,757,463
                                                                                   ------------
SERVICES (COMMERCIAL & CONSUMER)--0.5%
  Deluxe Corp...............................................              33,000      1,105,500
  H & R Block, Inc..........................................              34,500      1,552,500
  Viad Corp.................................................              54,500      1,406,781
                                                                                   ------------
                                                                                      4,064,781
                                                                                   ------------
TELECOM (LONG DISTANCE)--1.3%
  AT&T Corp.................................................             173,600     10,426,850
                                                                                   ------------
                                                                          SHARES      VALUE
                                                                         --------  ------------
TELEPHONE--0.6%
  Ameritech Corp............................................              32,400   $  1,379,025
  BellSouth Corp............................................              48,400      3,106,675
                                                                                   ------------
                                                                                      4,485,700
                                                                                   ------------
TEXTILES (APPAREL)--0.2%
  Liz Claiborne, Inc........................................              25,000      1,229,688
  VF Corp...................................................               3,300        171,600
                                                                                   ------------
                                                                                      1,401,288
                                                                                   ------------
TOBACCO--0.8%
  Philip Morris Companies, Inc..............................             121,300      4,526,006
  Universal Corp............................................              62,100      2,324,869
                                                                                   ------------
                                                                                      6,850,875
                                                                                   ------------
TOTAL COMMON STOCKS
  (Identified cost $260,160,117).................................................   310,629,247
                                                                                   ------------
FOREIGN COMMON STOCKS--2.5%
CHEMICALS (DIVERSIFIED)--0.1%
  Akzo Nobel N.V. ADR (Netherlands).........................               9,900      1,019,700
                                                                                   ------------
DIVERSIFIED MISCELLANEOUS--0.1%
  Nordic American Tanker Shipping Ltd. (Bermuda)............              55,200        848,700
                                                                                   ------------
FOOD--0.2%
  Unilever PLC (United Kingdom).............................              17,300      1,291,012
                                                                                   ------------
HOUSEHOLD FURNISHINGS & APPLIANCES--0.5%
  Royal Philips Electronics NV (Netherlands)................              42,300      3,807,000
                                                                                   ------------
INSURANCE (MULTI-LINE)--0.1%
  Mid Ocean Ltd. (Bermuda)..................................              14,000      1,055,250
  Partner Re Ltd. (Bermuda).................................               3,400        170,212
                                                                                   ------------
                                                                                      1,225,462
                                                                                   ------------
OIL (INTERNATIONAL INTEGRATED)--0.3%
  Elf Aquitaine SA ADR (France).............................              40,700      2,642,956
                                                                                   ------------
RAILROADS--0.2%
  Canadian National Railway Co. (Canada)....................              22,700      1,476,919
  Canadian Pacific Ltd. (Canada)............................               8,500        250,219
                                                                                   ------------
                                                                                      1,727,138
                                                                                   ------------
TELECOM (LONG DISTANCE)--0.1%
  Telecom Corp. (New Zealand)...............................              10,000        383,125
                                                                                   ------------
TELECOMMUNICATIONS-EQUIPMENT--0.0%
  Telefonaktiebolaget LM Ericsson (Sweden)..................               1,000         51,438
                                                                                   ------------

                       See Notes to Financial Statements                       9

PHOENIX INCOME AND GROWTH FUND
------------------------------------------------------

                                                                          SHARES      VALUE
                                                                         --------  ------------
TELEPHONE--0.9%
  BCE, Inc. (Canada)........................................             180,400   $  7,678,275
                                                                                   ------------
TOTAL FOREIGN COMMON STOCKS
  (Identified cost $14,301,622)..................................................    20,674,806
                                                                                   ------------
TOTAL LONG-TERM INVESTMENTS--99.0%
  (Identified cost $749,076,942).................................................   813,978,962
                                                                                   ------------

                                                               STANDARD
                                                               & POOR'S      PAR
                                                                RATING      VALUE
                                                              (UNAUDITED)   (000)
                                                              -----------  --------
SHORT-TERM OBLIGATIONS--0.9%
COMMERCIAL PAPER--0.6%
  AlliedSignal, Inc. 5.52%, 5/8/98..........................  A-1            $4,865     4,859,778
                                                                                     ------------
FEDERAL AGENCY SECURITIES--0.3%
  FHLMC 5.43%, 5/7/98.......................................                  2,585     2,582,661
                                                                                     ------------
TOTAL SHORT-TERM OBLIGATIONS
  (Identified cost $7,442,439).....................................................     7,442,439
                                                                                     ------------

TOTAL INVESTMENTS--99.9%
  (Identified cost $756,519,381)...................................................   821,421,401(a)

  Cash and receivables, less liabilities--0.1%.....................................       446,578
                                                                                     ------------
NET ASSETS--100.0%.................................................................  $821,867,979
                                                                                     ------------
                                                                                     ------------


(a) Federal Income Tax Information: net unrealized appreciation of investment securities is comprised of gross appreciation of $71,568,162 and gross depreciation of $6,734,594 for income tax purposes. At April 30, 1998, the aggregate cost of securities for federal income tax purposes was $756,587,833.
(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 1998, these securities amount to a value of $59,794,786 or 7.3% of net assets.
(c)  Non-income producing.
(d)  As rated by Moody's, Fitch or Duff & Phelps.
(e) Variable or step coupon security; interest rate shown reflects the rate currently in effect.

10                     See Notes to Financial Statements

Phoenix Income and Growth Fund
--------------------------------------------------------------------------------

                       STATEMENT OF ASSETS AND LIABILITIES
                                 APRIL 30, 1998


Assets
Investment securities at value
  (Identified cost $756,519,381)                            $ 821,421,401
Cash                                                              162,419
Receivables
 Dividends and interest                                         6,026,333
 Investment securities sold                                     4,036,802
 Fund shares sold                                                 274,562
                                                            -------------
  Total assets                                                831,921,517
                                                            -------------
Liabilities
Payables
 Investment securities purchased                                7,094,876
 Fund shares repurchased                                        1,810,917
 Investment advisory fee                                          476,820
 Distribution fee                                                 395,655
 Transfer agent fee                                               154,341
 Financial agent fee                                               20,656
 Trustees' fee                                                      9,122
Accrued expenses                                                   91,151
                                                            -------------
  Total liabilities                                            10,053,538
                                                            -------------
Net Assets                                                  $ 821,867,979
                                                            =============
Net Assets Consist of:
Capital paid in on shares of beneficial interest            $ 694,290,251
Undistributed net investment income                             2,057,869
Accumulated net realized gain                                  60,617,839
Net unrealized appreciation                                    64,902,020
                                                            -------------
Net Assets                                                  $ 821,867,979
                                                            =============

Class A
Shares of beneficial interest outstanding, $0.0001 par
  value, unlimited authorization
  (Net Assets $459,991,986)                                    45,084,238
Net asset value per share                                   $       10.20
Offering price per share
 $10.20/(1 - 4.75%)                                         $       10.71

Class B
Shares of beneficial interest outstanding, $0.0001 par
  value, unlimited authorization
  (Net Assets $361,875,993)                                    35,407,595
Net asset value per share and offering price per share      $       10.22



                             STATEMENT OF OPERATIONS
                            YEAR ENDED APRIL 30, 1998


Investment Income
Interest                                                $ 28,905,450
Dividends                                                 10,855,681
                                                        ------------
  Total investment income                                 39,761,131
                                                        ------------
Expenses
Investment advisory fee                                    5,877,607
Distribution fee--Class A                                  1,161,545
Distribution fee--Class B                                  3,750,399
Financial agent                                              252,949
Transfer agent                                             1,009,936
Printing                                                      76,480
Custodian                                                     64,627
Registration                                                  22,066
Professional                                                  21,405
Trustees                                                      20,582
Miscellaneous                                                 36,306
                                                        ------------
  Total expenses                                          12,293,902
                                                        ------------
Net investment income                                     27,467,229
                                                        ------------
Net Realized and Unrealized Gain (Loss) on Investments
Net realized gain on securities                          131,617,279
Net realized loss on foreign currency transactions            (1,242)
Net change in unrealized appreciation (depreciation)
  on investments                                           4,573,207
                                                        ------------
Net gain on investments                                  136,189,244
                                                        ------------
Net increase in net assets resulting from
  operations                                            $163,656,473
                                                        ============



                       See Notes to Financial Statements                      11

Phoenix Income and Growth Fund
--------------------------------------------------------------------------------

                       STATEMENT OF CHANGES IN NET ASSETS


                                                                                      Year Ended          Year Ended
                                                                                    April 30, 1998      April 30, 1997
                                                                                   ----------------   -----------------
From Operations
 Net investment income                                                              $   27,467,229     $   29,735,468
 Net realized gain                                                                     131,616,037         57,966,956
 Net change in unrealized appreciation (depreciation)                                    4,573,207         (2,222,870)
                                                                                    --------------     --------------
 Increase in net assets resulting from operations                                      163,656,473         85,479,554
                                                                                    --------------     --------------
From Distributions to Shareholders
 Net investment income--Class A                                                        (17,182,669)       (18,481,864)
 Net investment income--Class B                                                        (10,988,112)       (12,058,093)
 Net realized gains--Class A                                                           (54,265,543)       (39,142,002)
 Net realized gains--Class B                                                           (43,432,965)       (31,924,691)
                                                                                    --------------     --------------
 Decrease in net assets from distributions to shareholders                            (125,869,289)      (101,606,650)
                                                                                    --------------     --------------
From Share Transactions
Class A
 Proceeds from sales of shares (2,818,975 and 3,227,767 shares, respectively)           29,110,549         32,305,915
 Net asset value of shares issued from reinvestment of distributions
  (6,091,273 and 4,817,814 shares, respectively)                                        58,628,750         47,024,383
 Cost of shares repurchased (9,627,226 and 11,192,137 shares, respectively)            (99,772,724)      (112,400,718)
                                                                                    --------------     --------------
Total                                                                                  (12,033,425)       (33,070,420)
                                                                                    --------------     --------------
Class B
 Proceeds from sales of shares (2,189,770 and 2,616,679 shares, respectively)           22,255,564         26,139,385
 Net asset value of shares issued from reinvestment of distributions
  (4,402,084 and 3,430,811 shares, respectively)                                        42,377,821         33,531,068
 Cost of shares repurchased (8,764,802 and 7,729,516 shares, respectively)             (90,886,654)       (77,728,213)
                                                                                    --------------     --------------
Total                                                                                  (26,253,269)       (18,057,760)
                                                                                    --------------     --------------
 Decrease in net assets from share transactions                                        (38,286,694)       (51,128,180)
                                                                                    --------------     --------------
 Net decrease in net assets                                                               (499,510)       (67,255,276)
Net Assets
 Beginning of period                                                                   822,367,489        889,622,765
                                                                                    --------------     --------------
 End of period (including undistributed net investment income of $2,057,869 and
  $2,320,683, respectively)                                                         $  821,867,979     $  822,367,489
                                                                                    ==============     ==============


12                     See Notes to Financial Statements

Phoenix Income and Growth Fund
--------------------------------------------------------------------------------
                              FINANCIAL HIGHLIGHTS
     (Selected data for a share outstanding throughout the indicated period)

                                                                                 Class A
                                                 ------------------------------------------------------------------------
                                                                           Year Ended April 30,
                                                     1998           1997           1996           1995           1994
                                                 ------------   ------------   ------------   ------------   ------------
Net asset value, beginning of period                  $9.86         $10.08          $8.88          $9.33        $  9.92
Income from investment operations:
 Net investment income                                 0.38           0.40           0.44           0.46           0.45
 Net realized and unrealized gain (loss)               1.63           0.66           1.22           0.03          (0.08)
                                                  ---------      ---------       --------       --------        -------
   Total from investment operations                    2.01           1.06           1.66           0.49           0.37
                                                  ---------      ---------       --------       --------        -------
Less distributions:
 Dividends from net investment income                 (0.39)         (0.40)         (0.42)         (0.45)         (0.44)
 Dividends from net realized gains                    (1.28)         (0.88)         (0.04)         (0.33)         (0.52)
 In excess of accumulated net realized gains             --             --             --          (0.16)            --
                                                  ---------      ----------      --------       --------       --------
   Total distributions                               ( 1.67)         (1.28)         (0.46)         (0.94)         (0.96)
                                                  ---------      ----------      ---------      ---------       --------
Change in net asset value                              0.34          (0.22)          1.20          (0.45)         (0.59)
                                                  ---------      ---------       --------       --------       --------
Net asset value, end of period                       $10.20          $9.86         $10.08          $8.88          $9.33
                                                  =========      =========       ========       ========       ========
Total return(1)                                       21.87%         10.93%         19.01%          5.95%          3.38%
Ratios/supplemental data:
 Net assets, end of period (thousands)             $459,992       $451,439       $493,454       $490,225       $524,855
Ratio to average net assets of:
 Expenses                                              1.13%          1.18%          1.18%          1.16%          1.23%
 Net investment income                                 3.61%          3.82%          4.39%          5.07%          4.57%
Portfolio turnover                                      155%           111%           107%            90%            88%
Average commission rate paid(2)                     $0.0556        $0.0515            N/A            N/A            N/A

                                                                                 Class B
                                                 ------------------------------------------------------------------------
                                                                           Year Ended April 30,
                                                     1998           1997           1996           1995           1994
                                                 ------------   ------------   ------------   ------------   ------------
Net asset value, beginning of period                  $9.87         $10.09          $8.88          $9.32          $9.92
Income from investment operations:
 Net investment income                                 0.30           0.31           0.36           0.39           0.38
 Net realized and unrealized gain (loss)               1.64           0.67           1.23           0.04          (0.08)
                                                   --------       --------       --------       --------       --------
   Total from investment operations                    1.94           0.98           1.59           0.43           0.30
                                                   --------       --------       --------       --------       --------
Less distributions:
 Dividends from net investment income                 (0.31)         (0.32)         (0.34)         (0.38)         (0.38)
 Dividends from net realized gains                    (1.28)         (0.88)         (0.04)         (0.33)         (0.52)
 In excess of accumulated net realized gains             --             --             --          (0.16)            --
                                                   --------       --------       --------       --------       --------
   Total distributions                                (1.59)         (1.20)         (0.38)         (0.87)         (0.90)
                                                   --------       --------       --------       --------       --------
Change in net asset value                              0.35          (0.22)          1.21          (0.44)         (0.60)
                                                   --------       --------       --------       --------       --------
Net asset value, end of period                       $10.22          $9.87         $10.09          $8.88          $9.32
                                                   ========       ========       ========       ========       ========
Total return(1)                                       21.03%         10.05%         18.14%          5.23%          2.62%
Ratios/supplemental data:
 Net assets, end of period (thousands)             $361,876       $370,929       $396,169       $386,515       $378,847
Ratio to average net assets of:
 Expenses                                              1.88%          1.93%          1.93%          1.91%          1.91%
 Net investment income                                 2.86%          3.06%          3.64%          4.32%          3.98%
Portfolio turnover                                      155%           111%           107%            90%            88%
Average commission rate paid(2)                     $0.0556        $0.0515            N/A            N/A            N/A

(1) Maximum sales charge is not reflected in total return calculation.
(2) For fiscal years beginning on or after September 1, 1995, a fund is required to disclose its average commission rate per share for securities trades on which commissions are charged. This rate generally does not reflect mark-ups, mark-downs, or spreads on shares traded on a principal basis.

                       See Notes to Financial Statements                     13

PHOENIX INCOME AND GROWTH FUND
NOTES TO FINANCIAL STATEMENTS
April 30, 1998

1. SIGNIFICANT ACCOUNTING POLICIES

     Phoenix Income and Growth Fund (the "Fund") is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as a diversified open-end management investment company. The Fund's primary investment objective is to invest in a diversified group of securities that are selected for current yield consistent with preservation of capital. The Fund offers both Class A and Class B shares. Class A shares are sold with a front-end sales charge of up to 4.75%. Class B shares are sold with a contingent deferred sales charge which declines from 5% to zero depending on the period of time the shares are held. Both classes of shares have identical voting, dividend, liquidation and other rights and the same terms and conditions, except that each class bears different distribution expenses and has exclusive voting rights with respect to its distribution plan. Income and expenses of the Fund are borne pro rata by the holders of both classes of shares, except that each class bears distribution expenses unique to that class.

     The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities, revenues and expenses. Actual results could differ from those estimates.

A. Security valuation:

     Equity securities are valued at the last sale price, or if there had been no sale that day, at the last bid price. Debt securities are valued on the basis of broker quotations or valuations provided by a pricing service which utilizes information with respect to market transactions in comparable securities, quotations from dealers, and various relationships between securities in determining value. Short-term investments having a remaining maturity of 60 days or less are valued at amortized cost which approximates market. All other securities and assets are valued at their fair value as determined in good faith by or under the direction of the Trustees.

B. Security transactions and related income:

     Security transactions are recorded on the trade date. Dividend income is recorded on the ex-dividend date or, in the case of certain foreign securities, as soon as the Fund is notified. Interest income is recorded on the accrual basis. Discounts are amortized to income using the effective interest method. Realized gains and losses are determined on the identified cost basis.

C. Income taxes:

     It is the policy of the Fund to comply with the requirements of the Internal Revenue Code (the "Code") applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. In addition, the Fund intends to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Code. Therefore, no provision for federal income taxes or excise taxes has been made.

D. Distributions to shareholders:

     Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences include the treatment of non-taxable dividends, expiring capital loss carryforwards, foreign currency gain/loss, partnerships, and losses deferred due to wash sales and excise tax regulations. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital.

E. Foreign currency translation:

     Foreign securities, other assets and liabilities are valued using the foreign currency exchange rate effective at the end of the reporting period. Cost of investments is translated at the currency exchange rate effective at the trade date. The gain or loss resulting from a change in currency exchange rates between the trade and settlement dates of a portfolio transaction is treated as a gain or loss on foreign currency. Likewise, the gain or loss resulting from a change in currency exchange rates, between the date income is accrued and paid, is treated as a gain or loss on foreign currency. The Fund does not separate that portion of the results of operations arising from changes in exchange rates and that portion arising from changes in the market prices of securities.

PHOENIX INCOME AND GROWTH FUND
NOTES TO FINANCIAL STATEMENTS
April 30, 1998 (Continued)

2. INVESTMENT ADVISORY FEE AND RELATED PARTY TRANSACTIONS

     As compensation for its services to the Fund, the Investment Adviser, National Securities and Research Corporation, an indirect majority-owned subsidiary of Phoenix Home Life Mutual Insurance Company ("PHL"), is entitled to a fee at an annual rate of 0.70% of the average daily net assets of the Fund for the first $1.0 billion and 0.65% for the second $1.0 billion.

     As Distributor of the Fund's shares, Phoenix Equity Planning Corp. ("PEPCO"), an indirect majority-owned subsidiary of PHL, has advised the Fund that it retained net selling commissions of $43,015 for Class A shares and deferred sales charges of $816,905 for Class B shares for the year ended April 30, 1998. In addition, the Fund pays PEPCO a distribution fee at an annual rate of 0.25% for Class A shares and 1.00% for Class B shares of the average daily net assets of the Fund. The Distribution Plan for Class A shares provides for fees to be paid up to a maximum on an annual basis of 0.30%; the Distributor has voluntarily agreed to limit the fee to 0.25%. The Distributor has advised the Fund that of the total amount expensed for the year ended April 30, 1998, $3,121,953 was earned by the Distributor, $1,721,986 was paid to unaffiliated participants and $68,005 was paid to W.S. Griffith, an indirect subsidiary of PHL.

     As Financial Agent of the Fund, PEPCO received a fee for bookkeeping, administration, and pricing services at an annual rate of 0.05% of average daily net assets up to $100 million, 0.04% of average daily net assets of $100 million to $300 million, 0.03% of average daily net assets of $300 million through $500 million, and 0.015% of average daily net assets greater than $500 million; a minimum fee may apply. PEPCO serves as the Fund's Transfer Agent with State Street Bank and Trust Company as sub-transfer agent. For the year ended April 30, 1998, transfer agent fees were $1,009,936 of which PEPCO retained $420,632 which is net of fees paid to State Street.

     At April 30, 1998, PHL and affiliates held 141 Class A shares and 19 Class B shares of the Fund with a combined value of $1,632.


3. PURCHASE AND SALE OF SECURITIES

     Purchases and sales of securities, excluding short-term securities and options, for the year ended April 30, 1998, aggregated $1,233,996,724 and $1,333,344,087, including $254,437,110 and $212,069,259 of U.S. Government and
Agency securities, respectively.


4. POST OCTOBER LOSSES

     Under current tax law, currency losses realized after October 31, 1997 may be deferred and treated as occurring on the first day of the following fiscal year. For the year ended April 30, 1998, the Fund deferred foreign currency losses of $549 and was able to utilize losses deferred in the prior year in the amount of $38,947.


5. RECLASSIFICATION OF CAPITAL ACCOUNTS

     In accordance with accounting pronouncements, the Fund has recorded several reclassifications in the capital accounts. These reclassifications have no impact on the net asset value of the Fund and are designed generally to present undistributed income and realized gains on a tax basis which is considered to be more informative to the shareholder. As of April 30, 1998, the Fund increased capital paid in on shares of beneficial interest by $99,135 and undistributed net investment income by $440,738 and decreased accumulated net realized gains by $539,873.

PHOENIX INCOME AND GROWTH FUND
NOTES TO FINANCIAL STATEMENTS
April 30, 1998 (Continued)

6. SUBSEQUENT EVENT DISCLOSURE

     On May 27, 1998, the Board of Trustees of Phoenix Series Fund unanimously approved an Agreement and Plan of Reorganization relating to the proposed combination of the Phoenix Convertible Fund Series and Phoenix Income and Growth Fund.

     Pursuant to the Agreement, the Convertible Fund will transfer all or substantially all of its assets to the Income and Growth Fund in exchange for shares of the Income and Growth Fund and the assumption by the Income and Growth Fund of certain identified liabilities of the Convertible Fund. Following the exchange, the Convertible Fund will distribute the shares of the Income and Growth Fund to its shareholders pro rata, in liquidation of the Convertible Fund. The effectiveness of these transactions is subject to the satisfaction of a number of conditions, including approval by shareholders of the Convertible Fund.

TAX INFORMATION NOTICE (Unaudited)

Long-Term Capital Gains

     The fund hereby designates $17,384,639 and $41,706,587 at 28% and 20%, respectively, as a long-term capital gain dividend for purposes of the dividend paid deduction on its federal income tax return.

Corporate Dividends Received Deductions

     For federal income tax purposes 15.66% of the ordinary income dividends paid by the Fund qualify for the dividends received deduction for corporate shareholders.




This report is not authorized for distribution to prospective investors in the Phoenix Income & Growth Fund unless preceded or accompanied by an effective prospectus which includes information concerning the sales charge, the Fund's record and other pertinent information.

                        REPORT OF INDEPENDENT ACCOUNTANTS





Price Waterhouse LLP                                     [PRICE WATERHOUSE LOGO]



To the Trustees and Shareholders of
Phoenix Income and Growth Fund

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments (except for bond ratings), and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Phoenix Income and Growth Fund (the "Fund") at April 30, 1998, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at April 30, 1998 by correspondence with the custodians and brokers, provide a reasonable basis for the opinion expressed above.



/s/ Price Waterhouse LLP



Boston, Massachusetts
June 15, 1998

PHOENIX INCOME AND GROWTH FUND

101 Munson Street
Greenfield, Massachusetts 01301

Trustees

Robert Chesek
E. Virgil Conway
Harry Dalzell-Payne
Francis E. Jeffries
Leroy Keith, Jr.
Philip R. McLoughlin
Everett L. Morris
James M. Oates
Calvin J. Pedersen
Herbert Roth, Jr.
Richard E. Segerson
Lowell P. Weicker, Jr.

Officers

Philip R. McLoughlin, President
Michael E. Haylon, Executive Vice President
William J. Newman, Senior Vice President
James D. Wehr, Senior Vice President
Steven L. Colton, Vice President
William E. Keen, III, Vice President
Christopher J. Kelleher, Vice President
William R. Moyer, Vice President
Leonard J. Saltiel, Vice President
Nancy G. Curtiss, Treasurer
G. Jeffrey Bohne, Secretary


Investment Adviser

National Securities & Research Corporation
56 Prospect Street
Hartford, Connecticut 06115-0480

Principal Underwriter

Phoenix Equity Planning Corporation
100 Bright Meadow Boulevard
P.O. Box 2200
Enfield, Connecticut 06083-2200

Transfer Agent

Phoenix Equity Planning Corporation
100 Bright Meadow Boulevard
P.O. Box 2200
Enfield, Connecticut 06083-2200

Custodian

State Street Bank and Trust Company
P.O. Box 351
Boston, Massachusetts 02101

Independent Accountants

Price Waterhouse LLP
160 Federal Street
Boston, Massachusetts 02110

                     [THIS PAGE INTENTIONALLY LEFT BLANK]

                                                                 ---------------
Phoenix Funds                                                    BULK RATE MAIL
PO Box 2200                                                       U.S. POSTAGE
Enfield CT 06083-2200                                                 PAID
                                                                 SPRINGFIELD, MA
                                                                 PERMIT NO. 444
                                                                 ---------------




[PHOENIX LOGO] PHOENIX
               INVESTMENT PARTNERS








PXP 743 (6/98)